Total
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet Core Plus Bond Fund
Investment Objective
The fund has an investment objective of high total return from both current income and capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 129 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 109 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Newfleet Core Plus Bond Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet Core Plus Bond Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.33%	0.37%	0.33%	0.26%
Total Annual Fund Operating Expenses		1.03%	1.82%	0.78%	0.71%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.23%)	(0.27%)	(0.23%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	0.80%	1.55%	0.55%	0.43%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.80% for Class A Shares, 1.55% for Class C Shares, 0.55% for Class I Shares and 0.43% for Class R6 Shares through January 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[2]

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 0.81% for Class A Shares, 1.56% for Class C Shares, 0.57% for Class I Shares and 0.45% for Class R6 Shares.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Newfleet Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 454	$ 258	$ 56	$ 44
3 Years	669	546	226	199
5 Years	901	960	411	367
10 Years	$ 1,567	$ 2,115	$ 945	$ 856

Expense Example, No Redemption - Virtus Newfleet Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 454	$ 158	$ 56	$ 44
3 Years	669	546	226	199
5 Years	901	960	411	367
10 Years	$ 1,567	$ 2,115	$ 945	$ 856

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to generate high total return from both current income and capital appreciation by investing primarily in intermediate-term debt securities across 14 fixed income sectors.

The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

▪ Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

▪ High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

At least 65% of the fund’s assets will be invested in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines are of comparable quality. The fund may invest up to 35% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

> Mortgage-Backed and Asset-Backed Securities Risk. Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

> High-Yield Fixed Income Securities (Junk Bonds) Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.

> Bank Loan Risk. In addition to the risks typically associated with high-yield fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

> Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

> Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Income Risk. Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

> Long-Term Maturities/Durations Risk. Debt instruments with longer maturities or durations may experience greater price fluctuations than instruments having shorter maturities or durations.

> Prepayment/Call Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q2:	6.81%	Worst Quarter:	2022, Q2:	-5.54%

Average Annual Total Returns
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Newfleet Core Plus Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	(15.43%)	(0.31%)	1.23%
Class C Shares	Return Before Taxes	(12.88%)	(0.31%)	0.85%
Class I Shares	Return Before Taxes	(11.95%)	0.70%	1.87%
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	(13.00%)	(0.60%)	0.43%
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.06%)	0.04%	0.82%
Class R6 Shares	Return Before Taxes	(11.82%)	0.82%		1.35%	Nov. 03, 2016
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	0.02%	1.06%	0.21%	Nov. 03, 2016

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.